Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Net loss/(profit) from continuing operations	(73)	3,739	(572)	(4,430)
Profit/(loss) from discontinued operations	274	(33)	(15)	(233)
Net profit/(loss) available to stockholders	201	3,706	(587)	(4,663)
Effect of dilution - interest on unsecured senior convertible bond (Note 11)	3	—	—	—
Diluted net profit/(loss) available to stockholders	204	3,706	(587)	(4,663)
The components of the denominator for the calculation of basic and diluted EPS/LPS are as follows:

	Successor	Predecessor
(In millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Basic earnings/(loss) per share:
Weighted average number of common shares outstanding	50	100	100	100
Diluted earnings/(loss) per share:
Effect of dilution	3	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	53	100	100	100
The basic and diluted EPS/LPS are as follows:

	Successor	Predecessor
(In $)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Basic/Diluted EPS: continuing operations ($)	(1.46)	37.25	(5.70)	(44.11)
Basic EPS ($)	4.02	36.92	(5.85)	(46.43)
Diluted EPS ($)	3.88	36.92	(5.85)	(46.43)